Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2013
Registrant Name	dei_EntityRegistrantName	JOHN HANCOCK INVESTMENT TRUST
Central Index Key	dei_EntityCentralIndexKey	0000022370
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 20, 2014
Document Effective Date	dei_DocumentEffectiveDate	Mar. 20, 2014
Prospectus Date	rr_ProspectusDate	Mar. 01, 2014
Supplement [Text Block]	jhinvmttrst-20140320_SupplementTextBlock

John Hancock Investment Trust

Global Opportunities Fund (the fund)

Supplement dated March 20, 2014, to the current Class A, Class B, and Class C shares prospectus

Effective March 20, 2014, the following benchmark index descriptions are added immediately following the first paragraph under the heading “Past performance” in the “Fund summary” section:

MSCI World Index is a market-capitalization-weighted benchmark index made up of equities from 23 countries, including the United States.

S&P Global Broad Market Index, which comprises the S&P Developed Broad Market Index and S&P Emerging Broad Market Index, is a comprehensive, rules-based index measuring global stock market performance.

In addition, also effective March 20, 2014, the “Average annual total returns” table under the heading “Past performance” in the “Fund summary” section is replaced in its entirety with the following:

Average annual total returns (%)	1 year	5 year	Inception
			02-28-05
As of 12-31-13
Class A before tax	-6.33	13.15	6.72
After tax on distributions	-6.33	12.82	5.88
After tax on distributions, with sale	-3.58	10.62	5.23
Class B before tax	-7.03	13.21	6.62
Class C before tax	-3.12	13.50	6.64
MSCI World Index* (gross of foreign tax withholdings on dividends) (reflects no deduction for fees, expenses, or taxes)	27.37	15.68	6.75
S&P Global Broad Market Index* (reflects no deduction for fees, expenses, or taxes)	24.11	16.30	7.21

*	Prior to March 20, 2014, the fund compared its performance solely to the S&P Global Broad Market Index. After this date, to better reflect the universe of investment opportunities based on the fund’s investment strategy, the fund added the MSCI World Index as the primary benchmark index and retained the S&P Global Broad Market Index as the secondary benchmark index to which the fund compares its performance.

John Hancock Investment Trust

Global Opportunities Fund (the fund)

Supplement dated March 20, 2014, to the current Class I shares prospectus

Effective March 20, 2014, the following benchmark index descriptions are added immediately following the first paragraph under the heading “Past performance” in the “Fund summary” section:

MSCI World Index is a market-capitalization-weighted benchmark index made up of equities from 23 countries, including the United States.

S&P Global Broad Market Index, which comprises the S&P Developed Broad Market Index and S&P Emerging Broad Market Index, is a comprehensive, rules-based index measuring global stock market performance.

In addition, also effective March 20, 2014, the “Average annual total returns” table under the heading “Past performance” in the “Fund summary” section is replaced in its entirety with the following:

Average annual total returns (%)	1 year	5 year	Inception
			02-28-05
As of 12-31-13
Class I before tax	-1.11	14.73	7.70
After tax on distributions	-1.11	14.34	6.79
After tax on distributions, with sale	-0.63	11.95	6.02
MSCI World Index* (gross of foreign tax withholdings on dividends) (reflects no deduction for fees, expenses, or taxes)	27.37	15.68	6.75
S&P Global Broad Market Index* (reflects no deduction for fees, expenses, or taxes)	24.11	16.30	7.21

*	Prior to March 20, 2014, the fund compared its performance solely to the S&P Global Broad Market Index. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund added the MSCI World Index as the primary benchmark index and retained the S&P Global Broad Market Index as the secondary benchmark index to which the fund compares its performance.

John Hancock Investment Trust

Global Opportunities Fund (the fund)

Supplement dated March 20, 2014, to the current Class NAV shares prospectus

Effective March 20, 2014, the following benchmark index descriptions are added immediately following the first paragraph under the heading “Past performance” in the “Fund summary” section:

MSCI World Index is a market-capitalization-weighted benchmark index made up of equities from 23 countries, including the United States.

S&P Global Broad Market Index, which comprises the S&P Developed Broad Market Index and S&P Emerging Broad Market Index, is a comprehensive, rules-based index measuring global stock market performance.

In addition, also effective March 20, 2014, the “Average annual total returns” table under the heading “Past performance” in the “Fund summary” section is replaced in its entirety with the following:

Average annual total returns (%)	1 year	5 year	Inception
			10-29-07
As of 12-31-13
Class NAV before tax	-0.90	14.93	-0.18
After tax on distributions	-0.90	14.33	-1.17
After tax on distributions, with sale	-0.51	11.92	-0.47
MSCI World Index* (gross of foreign tax withholdings on dividends) (reflects no deduction for fees, expenses, or taxes)	27.37	15.68	6.75
S&P Global Broad Market Index* (reflects no deduction for fees, expenses, or taxes)	24.11	16.30	7.21

*	Prior to March 20, 2014, the fund compared its performance solely to the S&P Global Broad Market Index. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund added the MSCI World Index as the primary benchmark index and retained the S&P Global Broad Market Index as the secondary benchmark index to which the fund compares its performance.

John Hancock Investment Trust

Global Opportunities Fund (the fund)

Supplement dated March 20, 2014, to the current Class R6 shares prospectus

Effective March 20, 2014, the following benchmark index descriptions are added immediately following the first paragraph under the heading “Past performance” in the “Fund summary” section:

MSCI World Index is a market-capitalization-weighted benchmark index made up of equities from 23 countries, including the United States.

S&P Global Broad Market Index, which comprises the S&P Developed Broad Market Index and S&P Emerging Broad Market Index, is a comprehensive, rules-based index measuring global stock market performance.

In addition, also effective March 20, 2014, the “Average annual total returns” table under the heading “Past performance” in the “Fund summary” section is replaced in its entirety with the following:

Average annual total returns (%)	1 year	5 year	Inception
			02-28-05
As of 12-31-13
Class R6 before tax	-1.04	14.79	7.73
After tax on distributions	-1.04	14.41	6.86
After tax on distributions, with sale	-0.59	11.98	6.06
MSCI World Index* (gross of foreign tax withholdings on dividends) (reflects no deduction for fees, expenses, or taxes)	27.37	15.68	6.75
S&P Global Broad Market Index* (reflects no deduction for fees, expenses, or taxes)	24.11	16.30	7.21

*	Prior to March 20, 2014, the fund compared its performance solely to the S&P Global Broad Market Index. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund added the MSCI World Index as the primary benchmark index and retained the S&P Global Broad Market Index as the secondary benchmark index to which the fund compares its performance.

John Hancock Investment Trust

Global Opportunities Fund (the fund)

Supplement dated March 20, 2014, to the current Class R2 shares prospectus

Effective March 20, 2014, the following benchmark index descriptions are added immediately following the first paragraph under the heading “Past performance” in the “Fund summary” section:

MSCI World Index is a market-capitalization-weighted benchmark index made up of equities from 23 countries, including the United States.

S&P Global Broad Market Index, which comprises the S&P Developed Broad Market Index and S&P Emerging Broad Market Index, is a comprehensive, rules-based index measuring global stock market performance.

In addition, also effective March 20, 2014, the “Average annual total returns” table under the heading “Past performance” in the “Fund summary” section is replaced in its entirety with the following:

Average annual total returns (%)	1 year	5 year	Inception
			02-28-05
As of 12-31-13
Class R2 before tax	-1.59	13.24	6.07
After tax on distributions	-1.59	12.91	5.24
After tax on distributions, with sale	-0.90	10.70	4.71
MSCI World Index* (gross of foreign tax withholdings on dividends) (reflects no deduction for fees, expenses, or taxes)	27.37	15.68	6.75
S&P Global Broad Market Index* (reflects no deduction for fees, expenses, or taxes)	24.11	16.30	7.21

*	Prior to March 20, 2014, the fund compared its performance solely to the S&P Global Broad Market Index. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund added the MSCI World Index as the primary benchmark index and retained the S&P Global Broad Market Index as the secondary benchmark index to which the fund compares its performance.

(Global Opportunities Fund - Classes ABC) | (Global Opportunities Fund)
Risk/Return:	rr_RiskReturnAbstract
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

MSCI World Index is a market-capitalization-weighted benchmark index made up of equities from 23 countries, including the United States.

S&P Global Broad Market Index, which comprises the S&P Developed Broad Market Index and S&P Emerging Broad Market Index, is a comprehensive, rules-based index measuring global stock market performance.

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-13
(Global Opportunities Fund - Classes ABC) | (Global Opportunities Fund) | MSCI World Index (gross of foreign tax withholdings on dividends) (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	27.37%	[1]
5 Years	rr_AverageAnnualReturnYear05	15.68%	[1]
Inception	rr_AverageAnnualReturnSinceInception	6.75%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2005
(Global Opportunities Fund - Classes ABC) | (Global Opportunities Fund) | S&P Global Broad Market Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.11%	[1]
5 Years	rr_AverageAnnualReturnYear05	16.30%	[1]
Inception	rr_AverageAnnualReturnSinceInception	7.21%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2005
(Global Opportunities Fund - Classes ABC) | (Global Opportunities Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.33%)
5 Years	rr_AverageAnnualReturnYear05	13.15%
Inception	rr_AverageAnnualReturnSinceInception	6.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2005
(Global Opportunities Fund - Classes ABC) | (Global Opportunities Fund) | Class A | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.33%)
5 Years	rr_AverageAnnualReturnYear05	12.82%
Inception	rr_AverageAnnualReturnSinceInception	5.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2005
(Global Opportunities Fund - Classes ABC) | (Global Opportunities Fund) | Class A | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.58%)
5 Years	rr_AverageAnnualReturnYear05	10.62%
Inception	rr_AverageAnnualReturnSinceInception	5.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2005
(Global Opportunities Fund - Classes ABC) | (Global Opportunities Fund) | Class B
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.03%)
5 Years	rr_AverageAnnualReturnYear05	13.21%
Inception	rr_AverageAnnualReturnSinceInception	6.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2005
(Global Opportunities Fund - Classes ABC) | (Global Opportunities Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.12%)
5 Years	rr_AverageAnnualReturnYear05	13.50%
Inception	rr_AverageAnnualReturnSinceInception	6.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2005
(Global Opportunities Fund - Class I) | (Global Opportunities Fund)
Risk/Return:	rr_RiskReturnAbstract
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

MSCI World Index is a market-capitalization-weighted benchmark index made up of equities from 23 countries, including the United States.

S&P Global Broad Market Index, which comprises the S&P Developed Broad Market Index and S&P Emerging Broad Market Index, is a comprehensive, rules-based index measuring global stock market performance.

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-13
(Global Opportunities Fund - Class I) | (Global Opportunities Fund) | MSCI World Index (gross of foreign tax withholdings on dividends) (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	27.37%	[1]
5 Years	rr_AverageAnnualReturnYear05	15.68%	[1]
Inception	rr_AverageAnnualReturnSinceInception	6.75%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2005
(Global Opportunities Fund - Class I) | (Global Opportunities Fund) | S&P Global Broad Market Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.11%	[1]
5 Years	rr_AverageAnnualReturnYear05	16.30%	[1]
Inception	rr_AverageAnnualReturnSinceInception	7.21%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2005
(Global Opportunities Fund - Class I) | (Global Opportunities Fund) | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.11%)
5 Years	rr_AverageAnnualReturnYear05	14.73%
Inception	rr_AverageAnnualReturnSinceInception	7.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2005
(Global Opportunities Fund - Class I) | (Global Opportunities Fund) | Class I | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.11%)
5 Years	rr_AverageAnnualReturnYear05	14.34%
Inception	rr_AverageAnnualReturnSinceInception	6.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2005
(Global Opportunities Fund - Class I) | (Global Opportunities Fund) | Class I | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.63%)
5 Years	rr_AverageAnnualReturnYear05	11.95%
Inception	rr_AverageAnnualReturnSinceInception	6.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2005
(Global Opportunities Fund - Class NAV) | (Global Opportunities Fund)
Risk/Return:	rr_RiskReturnAbstract
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

MSCI World Index is a market-capitalization-weighted benchmark index made up of equities from 23 countries, including the United States.

S&P Global Broad Market Index, which comprises the S&P Developed Broad Market Index and S&P Emerging Broad Market Index, is a comprehensive, rules-based index measuring global stock market performance.

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-13
(Global Opportunities Fund - Class NAV) | (Global Opportunities Fund) | MSCI World Index (gross of foreign tax withholdings on dividends) (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	27.37%	[1]
5 Years	rr_AverageAnnualReturnYear05	15.68%	[1]
Inception	rr_AverageAnnualReturnSinceInception	6.75%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 29, 2007
(Global Opportunities Fund - Class NAV) | (Global Opportunities Fund) | S&P Global Broad Market Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.11%	[1]
5 Years	rr_AverageAnnualReturnYear05	16.30%	[1]
Inception	rr_AverageAnnualReturnSinceInception	7.21%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 29, 2007
(Global Opportunities Fund - Class NAV) | (Global Opportunities Fund) | Class NAV
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.90%)
5 Years	rr_AverageAnnualReturnYear05	14.93%
Inception	rr_AverageAnnualReturnSinceInception	(0.18%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 29, 2007
(Global Opportunities Fund - Class NAV) | (Global Opportunities Fund) | Class NAV | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.90%)
5 Years	rr_AverageAnnualReturnYear05	14.33%
Inception	rr_AverageAnnualReturnSinceInception	(1.17%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 29, 2007
(Global Opportunities Fund - Class NAV) | (Global Opportunities Fund) | Class NAV | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.51%)
5 Years	rr_AverageAnnualReturnYear05	11.92%
Inception	rr_AverageAnnualReturnSinceInception	(0.47%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 29, 2007
(Global Opportunities Fund - Class R6) | (Global Opportunities Fund)
Risk/Return:	rr_RiskReturnAbstract
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

MSCI World Index is a market-capitalization-weighted benchmark index made up of equities from 23 countries, including the United States.

S&P Global Broad Market Index, which comprises the S&P Developed Broad Market Index and S&P Emerging Broad Market Index, is a comprehensive, rules-based index measuring global stock market performance.

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-13
(Global Opportunities Fund - Class R6) | (Global Opportunities Fund) | MSCI World Index (gross of foreign tax withholdings on dividends) (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	27.37%	[1]
5 Years	rr_AverageAnnualReturnYear05	15.68%	[1]
Inception	rr_AverageAnnualReturnSinceInception	6.75%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2005
(Global Opportunities Fund - Class R6) | (Global Opportunities Fund) | S&P Global Broad Market Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.11%	[1]
5 Years	rr_AverageAnnualReturnYear05	16.30%	[1]
Inception	rr_AverageAnnualReturnSinceInception	7.21%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2005
(Global Opportunities Fund - Class R6) | (Global Opportunities Fund) | Class R6
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.04%)
5 Years	rr_AverageAnnualReturnYear05	14.79%
Inception	rr_AverageAnnualReturnSinceInception	7.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2005
(Global Opportunities Fund - Class R6) | (Global Opportunities Fund) | Class R6 | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.04%)
5 Years	rr_AverageAnnualReturnYear05	14.41%
Inception	rr_AverageAnnualReturnSinceInception	6.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2005
(Global Opportunities Fund - Class R6) | (Global Opportunities Fund) | Class R6 | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.59%)
5 Years	rr_AverageAnnualReturnYear05	11.98%
Inception	rr_AverageAnnualReturnSinceInception	6.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2005
(Global Opportunities Fund - Class R2) | (Global Opportunities Fund)
Risk/Return:	rr_RiskReturnAbstract
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

MSCI World Index is a market-capitalization-weighted benchmark index made up of equities from 23 countries, including the United States.

S&P Global Broad Market Index, which comprises the S&P Developed Broad Market Index and S&P Emerging Broad Market Index, is a comprehensive, rules-based index measuring global stock market performance.

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-13
(Global Opportunities Fund - Class R2) | (Global Opportunities Fund) | MSCI World Index (gross of foreign tax withholdings on dividends) (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	27.37%	[1]
5 Years	rr_AverageAnnualReturnYear05	15.68%	[1]
Inception	rr_AverageAnnualReturnSinceInception	6.75%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2005
(Global Opportunities Fund - Class R2) | (Global Opportunities Fund) | S&P Global Broad Market Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.11%	[1]
5 Years	rr_AverageAnnualReturnYear05	16.30%	[1]
Inception	rr_AverageAnnualReturnSinceInception	7.21%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2005
(Global Opportunities Fund - Class R2) | (Global Opportunities Fund) | Class R2
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.59%)
5 Years	rr_AverageAnnualReturnYear05	13.24%
Inception	rr_AverageAnnualReturnSinceInception	6.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2005
(Global Opportunities Fund - Class R2) | (Global Opportunities Fund) | Class R2 | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.59%)
5 Years	rr_AverageAnnualReturnYear05	12.91%
Inception	rr_AverageAnnualReturnSinceInception	5.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2005
(Global Opportunities Fund - Class R2) | (Global Opportunities Fund) | Class R2 | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.90%)
5 Years	rr_AverageAnnualReturnYear05	10.70%
Inception	rr_AverageAnnualReturnSinceInception	4.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2005
[1]	Prior to March 20, 2014, the fund compared its performance solely to the S&P Global Broad Market Index. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund added the MSCI World Index as the primary benchmark index and retained the S&P Global Broad Market Index as the secondary benchmark index to which the fund compares its performance.